Deferred income tax	12 Months Ended
Dec. 31, 2021
Deferred income tax
Deferred income tax

12.  Deferred tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2019	121	(258)	(137)
(Charged)/credited to the income statement (note 7)	(7)	20	13
Credited to other comprehensive income	9	2	11
Exchange	—	1	1
At December 31, 2019	123	(235)	(112)
Credited/(charged) to the income statement (note 7)	5	(3)	2
Credited to other comprehensive income	—	—	—
Exchange	7	(12)	(5)
At December 31, 2020	135	(250)	(115)
Credited/(charged) to the income statement (note 7)	14	(22)	(8)
Charged to other comprehensive income	(5)	(12)	(17)
Exchange	(6)	10	4
At December 31, 2021	138	(274)	(136)

The components of deferred tax assets and liabilities are as follows:

	At December 31,
	2021	2020
	$’m	$’m
Tax losses	10	3
Employee benefit obligations	40	46
Depreciation timing differences	54	52
Provisions	23	22
Other	11	12
	138	135
Available for offset	(67)	(47)
Deferred tax assets	71	88
Intangible assets	(128)	(159)
Accelerated depreciation and other fair value adjustments	(96)	(66)
Other	(50)	(25)
	(274)	(250)
Available for offset	67	47
Deferred tax liabilities	(207)	(203)

The tax credit recognized in the consolidated income statement is analyzed as follows:

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
Tax losses	7	(3)	(1)
Employee benefit obligations	2	(6)	—
Depreciation timing differences	4	—	—
Provisions	2	5	(3)
Other deferred tax assets	(1)	9	(3)
Intangible assets	22	18	19
Accelerated depreciation and other fair value adjustments	(31)	(19)	(7)
Other deferred tax liabilities	(13)	(2)	8
	(8)	2	13

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $4 million (2020: nil) in respect of tax losses amounting to $14 million (2020: nil) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.